KEELEY Small Cap Dividend Value Fund
Schedule of Investments—December 31, 2024 (Unaudited)
1
Shares
Market
Value
COMMON STOCKS  — 98.2%
Automotive  — 1.4%
60,745 Douglas Dynamics Inc. ..................................... $ 1,435,404
81,903 Standard Motor Products Inc. .......................... 2,537,355
3,972,759
Banking  — 12.1%
72,034 Atlantic Union Bankshares Corp. ..................... 2,728,648
107,138 Cadence Bank .................................................... 3,690,904
128,130 Columbia Banking System Inc. ......................... 3,460,791
97,665 First Bancorp/Southern Pines NC .................... 4,294,330
129,948 NCR Atleos Corp.† ............................................ 4,407,836
138,713 South Plains Financial Inc. ................................ 4,820,277
123,056 Timberland Bancorp Inc. ................................... 3,754,439
54,034 Wintrust Financial Corp. ................................... 6,738,580
33,895,805
Broadcasting  — 1.2%
20,237 Nexstar Media Group Inc. ................................ 3,196,839
Building and Construction  — 4.5%
29,394 Everus Construction Group Inc.† ..................... 1,932,623
56,470 KB Home ............................................................ 3,711,208
89,339 Primoris Services Corp. ..................................... 6,825,500
12,469,331
Business Services  — 9.8%
106,491 ABM Industries Inc. ........................................... 5,450,209
70,986 Cass Information Systems Inc. .......................... 2,904,037
129,186 EVERTEC Inc. .................................................... 4,460,793
321,820 Heartland Express Inc. ...................................... 3,610,820
254,500 Outfront Media Inc., REIT ................................ 4,514,838
147,060 Plymouth Industrial REIT Inc. .......................... 2,617,668
113,669 STAG Industrial Inc., REIT ............................... 3,844,286
27,402,651
Computer Software and Services  — 1.4%
61,223 Progress Software Corp. .................................... 3,988,678
Consumer Products  — 4.1%
72,745 Kontoor Brands Inc. ........................................... 6,213,150
63,144 Spectrum Brands Holdings Inc. ........................ 5,335,037
11,548,187
Consumer Services  — 1.1%
79,675 National Storage Affiliates Trust, REIT ............ 3,020,479
Diversified Industrial  — 8.4%
105,329 Columbus McKinnon Corp. .............................. 3,922,452
74,329 Crane NXT Co. ................................................... 4,327,434
18,457 Enpro Inc. ........................................................... 3,182,910
29,683 Esab Corp. .......................................................... 3,560,179
100,598 Helios Technologies Inc. .................................... 4,490,695
62,536 Olin Corp. ........................................................... 2,113,717
18,475 VSE Corp. ........................................................... 1,756,972
23,354,359
Electronics  — 1.0%
35,986 Dolby Laboratories Inc., Cl. A .......................... 2,810,507
Energy and Utilities  — 12.5%
734,902 Algonquin Power & Utilities Corp. .................. 3,270,314
55,219 ALLETE Inc. ....................................................... 3,578,191
184,671 Atlas Energy Solutions Inc. ............................... 4,096,003
59,059 Black Hills Corp. ................................................ 3,456,133
22,821 Chord Energy Corp. .......................................... 2,668,231
Shares
Market
Value
53,290 International Seaways Inc. ................................ $ 1,915,243
159,564 MDU Resources Group Inc. .............................. 2,875,343
66,200 Sable Offshore Corp.† ....................................... 1,515,980
57,087 Southwest Gas Holdings Inc. ............................ 4,036,622
262,859 TechnipFMC plc ................................................. 7,607,139
35,019,199
Equipment and Supplies  — 2.1%
864,791 Ardagh Metal Packaging SA ............................. 2,603,021
57,160 Cactus Inc., Cl. A ................................................ 3,335,858
5,938,879
Financial Services  — 18.5%
92,907 Air Lease Corp. .................................................. 4,479,047
70,514 Alerus Financial Corp. ...................................... 1,356,689
233,598 Alpine Income Property Trust Inc., REIT ........ 3,922,110
93,009 Enact Holdings Inc. ........................................... 3,011,631
100,624 Federated Hermes Inc. ...................................... 4,136,653
134,405 Hilltop Holdings Inc. ......................................... 3,848,015
138,814 Pacific Premier Bancorp Inc. ............................. 3,459,245
115,096 Sila Realty Trust Inc., REIT ............................... 2,799,135
204,048 Silvercrest Asset Management Group Inc.,
Cl. A ................................................................. 3,752,443
47,929 SouthState Corp. ................................................ 4,767,977
93,304 Synovus Financial Corp. ................................... 4,779,964
107,455 Victory Capital Holdings Inc., Cl. A ................. 7,034,004
117,969 Virtu Financial Inc., Cl. A .................................. 4,209,134
51,556,047
Food and Beverage  — 2.9%
112,481 Primo Brands Corp. ........................................... 3,461,040
260,596 WK Kellogg Co. ................................................. 4,688,122
8,149,162
Health Care  — 10.4%
185,465 CareTrust REIT Inc. ........................................... 5,016,828
2,129 Chemed Corp. .................................................... 1,127,944
72,540 Concentra Group Holdings Parent Inc. ........... 1,434,841
205,605 Embecta Corp. .................................................... 4,245,743
419,672 Global Medical REIT Inc. .................................. 3,239,868
19,558 Mesa Laboratories Inc. ...................................... 2,579,114
146,731 Perrigo Co. plc ................................................... 3,772,454
113,302 Strawberry Fields REIT Inc. .............................. 1,194,203
48,244 The Ensign Group Inc. ...................................... 6,409,698
29,020,693
Metals and Mining  — 2.5%
56,640 Kaiser Aluminum Corp. .................................... 3,980,093
166,937 Osisko Gold Royalties Ltd. ............................... 3,021,560
7,001,653
Paper and Forest Products  — 1.2%
529,858 Mercer International Inc. ................................... 3,444,077
Retail  — 3.1%
92,355 Jack in the Box Inc. ............................................. 3,845,662
10,995 Penske Automotive Group Inc. ......................... 1,676,078
89,930 Shoe Carnival Inc. .............................................. 2,974,884
8,496,624
TOTAL COMMON STOCKS ......................... 274,285,929

KEELEY Small Cap Dividend Value Fund
Schedule of Investments (Continued)—December 31, 2024 (Unaudited)
2
__________
Principal
Amount
Market
Value
U.S. GOVERNMENT OBLIGATIONS  — 1.8%
$ 5,176,000 U.S. Treasury Bills,
4.179% to 4.437%††,
02/27/25 to 03/27/25 ........................................ $ 5,129,830
TOTAL INVESTMENTS — 100.0%
(Cost $206,925,151) ......................................... $ 279,415,759
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
REIT Real Estate Investment Trust